Revenue (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Revenue [Line Items]
Revenue	€ 1,147,492	$ 1,147,492	€ 162,407	€ 420,167
Trade receivable	€ 565,183		€ 36,661
Customers [member]
Revenue [Line Items]
Total revenue percentage			74.00%	75.00%
Trade receivable			€ 24,400	€ 71,038